The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities [Abstract]
Investment in subsidiaries	₩ (897,110)	₩ (766,888)